Share-based Compensation - HCML Share Based Compensation Expense (Details) - HCML Share Option Scheme - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation
Share-based compensation expense	$ 7,173,000	$ 7,903,000	$ 1,284,000
Unrecognized compensation cost	$ 9,229,000
Unrecognized compensation cost - weighted-average remaining service period	2 years 8 months 26 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 6,634,000	7,280,000	$ 1,284,000
Administrative expenses
Share-based Compensation
Share-based compensation expense	$ 539,000	$ 623,000